Long-Term Debt - $178,000 Sale and Leaseback Agreements - Minsheng Financial Leasing (Details) $ in Thousands		3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 23, 2024 USD ($) Vessel Installment	Mar. 31, 2025 USD ($) Vessel Agreement	Jun. 30, 2026 USD ($)	Dec. 31, 2024 USD ($) TEU
Minsheng Financial Leasing [Member]
Long-Term Debt [Abstract]
Face amount	$ 178,000
Number of sale and leaseback agreements	2	2
Number of vessels financed (in Vessel) | Vessel	2	2
Outstanding balance		$ 178,000	$ 159,888	$ 44,500
Number of payment installments (in Installment) | Installment	40
Frequency of periodic payment			quarterly
Periodic installment payment	$ 862,500
Balloon payment	$ 10,000
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	SOFR [Member]
Margin on variable rate	2.50%
Minsheng Financial Leasing [Member] | Bremerhaven Express [Member]
Long-Term Debt [Abstract]
Maturity date	Dec. 31, 2034
Minsheng Financial Leasing [Member] | Istanbul Express, Sydney Express and Czech [Member]
Long-Term Debt [Abstract]
Maturity date	Jan. 31, 2035
Minsheng Financial Leasing [Member] | Sale and Leaseback Agreements, Second [Member]
Long-Term Debt [Abstract]
Face amount	$ 44,500	44,500
Minsheng Financial Leasing [Member] | Sale and Leaseback Agreements, First [Member]
Long-Term Debt [Abstract]
Face amount	$ 44,500	$ 44,500
Four High Reefer ECO Vessels [Member]
Long-Term Debt [Abstract]
Vessel capacity in TEUs (in TEU) | TEU				9,019